Note 5 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lessee, Operating Lease, Supplemental Cash Flows Information [Table Text Block]
Supplemental Cash Flows Information, twelve months ended December 31	2023

Cash paid for amounts included in the measurement of operating lease liabilities	$48,690
Right-of-use assets obtained in exchange for operating lease obligation	$64,240

Weighted Average Remaining Operating Lease Term (years)	6
Weighted Average Discount Rate	5.4%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
2024	$56,460
2025	55,997
2026	45,963
2027	32,554
2028	24,096
Thereafter	63,541
Total future minimum lease payments	278,611
Less imputed interest	(43,790)
Total	234,821